Expense Example {- Fidelity® New Millennium Fund®} - 11.30 Fidelity New Millennium Fund - PRO-07 - Fidelity® New Millennium Fund® - Fidelity New Millennium Fund-Default	Jan. 29, 2022 USD ($)
Expense Example:
1 year	$ 60
3 years	189
5 years	329
10 years	$ 738